UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/04

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            02/09/05


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$655340
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    15608 391758.00SH       SOLE                391758.00
ALBERTO-CULVER                 COM              013068101     3450 71025.00 SH       SOLE                 71025.00
ALBERTSONS INC                 COM              013104104     1168 48900.00 SH       SOLE                 48800.00
AMERICAN INT'L GROUP           COM              026874107    35629 542547.00SH       SOLE                542497.00
AUTOMATIC DATA PROC.           COM              053015103    16571 373651.00SH       SOLE                373589.00
AVERY DENNISON                 COM              053611109      223  3726.00 SH       SOLE                  3726.00
BANK NEW YORK INC              COM              064057102     1254 37525.00 SH       SOLE                 37525.00
BANKAMERICA CP                 COM              060505104      299  6363.00 SH       SOLE                  6363.00
BAXTER INTERNATIONAL           COM              071813109    19766 572266.00SH       SOLE                572203.00
BELLSOUTH                      COM              079860102      270  9723.00 SH       SOLE                  9723.00
BP AMOCO PLC SPONSRD ADR       COM              055622104      205  3518.00 SH       SOLE                  3518.00
BRISTOL MYERS SQUIBB           COM              110122108      309 12051.00 SH       SOLE                 12051.00
CAPITAL AUTOMOTIVE             COM              139733109      242  6824.00 SH       SOLE                  6824.00
CARDINAL HEALTHCARE            COM              14149Y108     9977 171569.00SH       SOLE                171507.00
CHEVRONTEXACO CORP             COM              166764100     8939 170241.00SH       SOLE                170241.00
CHITTENDEN CORP.               COM              170228100      711 24744.00 SH       SOLE                 24744.00
CINTAS CORP                    COM              172908105    20360 464215.00SH       SOLE                464152.00
CITIGROUP, INC.                COM              172967101    20235 419985.01SH       SOLE                419935.01
COCA COLA CO                   COM              191216100    11917 286180.00SH       SOLE                286180.00
COMPUTER SCIENCES              COM              205363104     2028 35983.00 SH       SOLE                 35983.00
DARDEN RESTAURANTS             COM              237194105     1653 59575.00 SH       SOLE                 59575.00
DUKE ENERGY CORP.              COM              264399106    22590 891840.00SH       SOLE                891728.00
DUPONT                         COM              263534109    18394 374998.00SH       SOLE                374998.00
ECOLAB INC                     COM              278865100     8435 240100.00SH       SOLE                240100.00
EQUITABLE RESOURCES INC        COM              294549100     7743 127650.00SH       SOLE                127650.00
EXXONMOBIL CORP                COM              30231G102    37537 732286.00SH       SOLE                732186.00
FANNIE MAE                     COM              313586109    18221 255877.00SH       SOLE                255827.00
FIRST HORIZON NATL CORP        COM              320517105     6655 154375.00SH       SOLE                154375.00
GANNETT INC                    COM              364730101    20009 244910.00SH       SOLE                244910.00
GENERAL ELECTRIC               COM              369604103    30041 823047.00SH       SOLE                822972.00
GILLETTE CO                    COM              375766102      246  5500.00 SH       SOLE                  5500.00
INTEL CORP                     COM              458140100    30630 1309529.00SH      SOLE               1309379.00
INTERNATL BUS MACH             COM              459200101    26437 268183.00SH       SOLE                268183.00
JOHNSON & JOHNSON              COM              478160104    10942 172532.00SH       SOLE                172532.00
KIMBERLY-CLARK CORP.           COM              494368103    31374 476732.00SH       SOLE                476682.00
LOWES                          COM              548661107    23806 413369.00SH       SOLE                413319.00
MANULIFE FINANCIAL CORP        COM              56501R106      218  4712.00 SH       SOLE                  4712.00
MARRIOTT INTL CL A             COM              571903202     4960 78750.00 SH       SOLE                 78750.00
MCCORMICK CO.                  COM              579780206    10159 263177.00SH       SOLE                263077.00
MEDTRONIC INC                  COM              585055106    17510 352525.00SH       SOLE                352525.00
MICROSOFT CORP                 COM              594918104    33437 1251370.00SH      SOLE               1251220.00
MINNESOTA MNG & MFG            COM              88579Y101      230  2806.00 SH       SOLE                  2806.00
NATIONAL HEALTHCARE            COM              636328106       14 30000.00 SH       SOLE                 30000.00
NEENAH PAPER INC               COM              640079109      962 29496.00 SH       SOLE                 29495.00
PEPSICO INC                    COM              713448108     1493 28597.00 SH       SOLE                 28597.00
PFIZER, INC                    COM              717081103    17579 653733.00SH       SOLE                653633.00
PITNEY BOWES                   COM              724479100      261  5650.00 SH       SOLE                  5650.00
PNC FINL SVCS GROUP            COM              693475105      273  4750.00 SH       SOLE                  4750.00
SOUTHWEST AIRLINES             COM              844741108    18136 1113995.00SH      SOLE               1113883.00
SPDR TR UNIT SER 1             COM              78462F103     2383 19715.00 SH       SOLE                 19715.00
STAPLES INC                    COM              855030102      412 12215.00 SH       SOLE                 12215.00
SYSCO CORP.                    COM              871829107     5400 141475.00SH       SOLE                141475.00
TCF FINANCIAL CORP.            COM              872275102     4725 147003.00SH       SOLE                147003.00
UNITED HEALTHGROUP INC         COM              91324P102    18137 206032.00SH       SOLE                206032.00
UNITED TECHNOLOGIES            COM              913017109      948  9173.00 SH       SOLE                  9173.00
VERIZON COMMUNICATIONS         COM              92343V104      285  7024.00 SH       SOLE                  7024.00
VIACOM INC CL B                COM              925524308      497 13650.00 SH       SOLE                 13650.00
WALT DISNEY                    COM              254687106    15223 547605.00SH       SOLE                547492.00
WELLS FARGO & CO               COM              949746101    17256 277648.00SH       SOLE                277585.00
WW WRIGLEY                     COM              982526105    20614 297940.00SH       SOLE                297940.00
WYETH                          COM              983024100      336  7888.00 SH       SOLE                  7888.00
TENN VALL AUTH STRIP 8.25%                      88059ebf0       20 20000.00 SH       SOLE                 20000.00